Leases - Schedule of Maturities of lease liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020		$ 43,673
2021		33,436
2022		23,293
2023		16,828
2024		12,516
Thereafter		16,656
Total lease payments		146,402
Less imputed interest		(27,428)
Present value of lease liabilities	$ 40,100	$ 118,974